Share-based Payments - Summary of Terms and Conditions, Relating to the Grants of the Non-vested Stock Award under the Equity Compensation Plan (Detail)	12 Months Ended
Dec. 31, 2022 shares
February, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	147,000
Vesting conditions	15% first three anniversaries 25% fourth 30% fifth anniversary
Contractual life	5 years
February, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	63,000
Vesting conditions	Fifth anniversary
Contractual life	5 years
February, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	21,556
Vesting conditions	7% first month 31% first three anniversaries
Contractual life	3 years
February, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	14,379
Vesting conditions	33% first three anniversaries
Contractual life	3 years
February, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	1,316
Vesting conditions	15% first three anniversaries 25% fourth 30% fifth anniversary
Contractual life	5 years
July, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	6,104
Vesting conditions	Third anniversary
Contractual life	3 years
February, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	15,951
Vesting conditions	1% first month 33% first three anniversaries
Contractual life	3 years
June, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	9,256
Vesting conditions	33% first three anniversaries
Contractual life	3 years
June, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	977
Vesting conditions	33% first three anniversaries
Contractual life	3 years
August, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	1,039
Vesting conditions	33% first three anniversaries
Contractual life	3 years
December, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	1,724
Vesting conditions	100% first anniversary
Contractual life	1 year
February, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	24,650
Vesting conditions	1% first month 33% first three anniversaries
Contractual life	3 years
December, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	3,551
Vesting conditions	100% first anniversary
Contractual life	1 year
February, 2021[member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	32,852
Vesting conditions	20% first five anniversaries
Contractual life	5 years
February, 2021[member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	103,802
Vesting conditions	33% first three anniversaries
Contractual life	3 years
April, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	1,145
Vesting conditions	33% first three anniversaries
Contractual life	3 years
February, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	13,943
Vesting conditions	33% first three anniversaries
Contractual life	3 years
June, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	20,368
Vesting conditions	33% first three anniversaries
Contractual life	3 years
June, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	994
Vesting conditions	33% first three anniversaries
Contractual life	3 years